Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash	$ 509,905	$ 871,312	$ 246,755
Accounts receivable	331,534	227,803	333,090
Prepaid expenses	122,250	215,216	177,829
Total current assets	963,689	1,314,331	757,674
Property and equipment, net	4,477	7,583	14,412
Right-to-use asset, net	143,011
Software development cost, net	812,562	878,815	1,026,548
Investments	5,000	5,000	5,000
Security deposits	22,698	22,698	22,698
Total assets	1,951,437	2,228,427	1,826,332
Current liabilities:
Accounts payable and accrued expenses	183,519	160,484	155,366
Due to related parties	69,237	187,932	100,115
Deferred Revenue	319,363	481,886	442,831
Lease liability – short term	52,119
Total current liabilities	624,238	830,302	2,101,594
Long term liabilities:
Lease liability – long term	88,969
Deferred Revenue	185,931	229,682
Total liabilities	899,138	1,059,984	2,101,594
Commitments and contingencies (see Note 12)
Stockholders' Equity (Deficit):
Common stock, $0.001 par value; 250,000,000 shares authorized; 87,979,526 and 59,459,303 shares issued and outstanding at December 31, 2018 and 2017, respectively	87,980	87,980	59,459
Additional paid-in capital	12,856,400	12,047,650	7,535,969
Accumulated deficit	(11,892,081)	(10,967,187)	(7,970,693)
Total stockholders' equity	1,052,299	1,168,443	(275,262)
Total liabilities and stockholders' equity (deficit)	1,951,437	2,228,427	1,826,332
Series A Convertible Preferred Stock [Member]
Stockholders' Equity (Deficit):
Preferred stock			1
Series A-1 Convertible Preferred Stock [Member]
Stockholders' Equity (Deficit):
Preferred stock			2
Series B Preferred Stock [Member]
Stockholders' Equity (Deficit):
Preferred stock